Deposits - Summary of Noninterest Bearing and Interest Bearing Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deposits [Abstract]
Non-interest bearing	$ 1,193,553	$ 1,137,290
Interest bearing	3,596,441	3,578,742
Total deposits	$ 4,789,994	$ 4,716,032	$ 4,465,114